Loans Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable
Long term loan receivable	¥ 33.1
Securities received as collateral	¥ 192.0	¥ 241.2
Minimum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	3.90%
Maximum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	13.00%
Purchased past due loan
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 0.5	1.8
Amount of past due loan collected or transferred to other investors	¥ 6.4	¥ 19.4